Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies
Commitments and Contingencies
25.	Commitments and Contingencies
a.	Legal proceedings

The Company is not a party to any pending or, to the best of the Company’s knowledge, any threatened legal proceedings; and no director, officer or affiliate of the Company, or owner of record of more than five percent of the securities of the Company, or any associate of any such director, officer or security holder is a party adverse to the Company or has a material interest adverse to the Company in reference to pending litigation.

b.	Commitments

In addition to bank loans, notes payables, the related interest and other payables, the following table summarizes the Company’s non-cancelable commitments and contingencies as of December 31, 2025 (figures are in thousands of USD):

	Payment Obligations by Period
	2026	2027	2028	Thereafter	Total
Obligations for investment contracts (1)	$1,992	$711	$—	$—	$2,703
Obligations for purchasing and services	30,746	3,681	—	—	34,427
Total	$32,738	$4,392	$—	$—	$37,130
(1)	In July 2024, Hubei Henglong entered into an agreement with other parties to establish an associate company, Shanghai IAT. According to the agreement, Hubei Henlong shall contribute a total capital of RMB 20.0 million, equivalent to approximately $2.8 million. As of December 31, 2025, Hubei Henglong has paid RMB 10.0 million, equivalent to approximately $1.4 million, representing 25.0% of Shanghai IAT’s equity. The remaining consideration of RMB 10.0 million, equivalent to approximately $1.4 million, will be paid within two years after December 31, 2025.

In June 2023, Hubei Henglong entered into an agreement with other parties to establish a limited partnership, Suzhou Mingzhi. According to the agreement, Hubei Henlong shall contribute a total capital of RMB 30.0 million, equivalent to approximately $4.2 million. As of December 31, 2025, Hubei Henglong has paid RMB 21.0 million, equivalent to approximately $2.9 million, representing 19.74% of Suzhou Mingzhi’s equity. The remaining consideration of RMB 9.0 million, equivalent to approximately $1.3 million, will be paid in 2026.